                     SUPPLEMENT DATED DECEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, two new Subaccounts will be available under the Policy. The respective Subaccounts will invest in two new Portfolios, the Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class 1 Shares and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In           Investment Objective                Adviser
                   -------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Global Income    Seeks high current income,         Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund -- Class 1 consistent with preservation of
PRODUCTS TRUST     Shares                     capital. Capital appreciation is a
                                              secondary consideration.
                   -------------------------------------------------------------------------------------
                   Templeton Foreign          Seeks long-term capital growth.    Templeton Investment
                   Securities Fund --                                            Counsel, LLC
                   Class 1 Shares
                   -------------------------------------------------------------------------------------